Operating Segments	12 Months Ended
Jan. 31, 2020
Disclosure Of Detailed information about reserves within equity [Text Block]
Operating Segments

11	Operating Segments

Segment information

Identification of reportable operating segments

The consolidated entities’ Director examined the group’s performance from both sales channel and geographical perspective and identified seven reportable segments being Australia Retail, New Zealand Retail, Australia wholesale, New Zealand wholesale, US Wholesale, EU Wholesale and e-commerce.

Australia retail

This segment covers retail and outlet stores located in Australia.

New Zealand retail

This segment covers retail and outlet stores located in New Zealand.

Australia wholesale

This segment covers the wholesale of intimates apparel to customers based in Australia.

New Zealand wholesale

This segment covers the wholesale of intimates apparel to customers based in New Zealand.

US wholesale

This segment covers the wholesale of intimates apparel to customers based in the United States of America.

Europe wholesale

This segment covers the wholesale of intimates apparel to customers based in Europe.

E-commerce

This segment covers the group’s online retail activities. E-commerce revenue for the periods ended 31 January 2020, 31 January 2019 and 31 January 2018 include revenue from a US brand called Fredericks of Hollywood for which Bendon Limited currently has a licence agreement.

These operating segments are based on the internal reports that are reviewed and used by the Chief Executive Officer (who is identified as the Chief Operating Decision Maker (‘CODM’)) in assessing performance and in determining the allocation of resources.

The CODM reviews underlying EBITDA (earnings before interest, tax, depreciation and amortisation). The accounting policies adopted for internal reporting to the CODM are consistent with those adopted in the financial statements.

EBITDA is a financial measure which is not prescribed by IFRS and represents the profit adjusted for specific non-cash and significant items. The directors consider EBITDA to reflect the core earnings of the consolidated entity.

The information reported to the CODM is on a monthly basis.

Other Costs and Business Activities

Certain costs are not allocated to our reporting segment results, such as costs associated with the following:

- Corporate overheads, which is responsible for centralized functions such as information technology, facilities, legal, finance, human resources, business development, and procurement. These costs also include compensation costs and other miscellaneous operating expenses not charged to our operating segments, as well as interest and tax income and expense.

These costs are included with in “unallocated” segment in our segment performance.

Other assets and liabilities

Assets and liabilities are managed on a Group basis, not by segment. CODM does not regularly review any asset or liability information by segment and its preparation is impracticable. Accordingly, we do not report asset and liability information by segment.

(a)	Reconciliations

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Total segment revenue	104,153	136,842	156,311
Intersegment eliminations	(14,088)	(24,922)	(24,923)
Other revenue	-	-	-
Total revenue	90,065	111,920	131,388

Reconciliation of segment EBITDA to the consolidated statements of profit or loss and other comprehensive income:

The Board meets on a monthly basis to assess the performance of each segment, net operating profit does not include non-operating revenue and expenses such as dividends, fair value gains and losses.

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Segment EBITDA	(16,167)	(25,602)	(24,053)
Any other reconciling items	(37,356)	(24,892)	(13,480)
Income tax (expense)/benefit	(782)	1,274	(60)
Total net loss after tax	(54,305)	(49,220)	(37,593)

Any other reconciling items includes brand transition, finance expenses, impairment expense, depreciation and amortisation, fair value gain/loss on foreign exchange contracts, and unrealised foreign exchange gain/loss that cannot be allocated to segments.

(b)	Geographical information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
New Zealand	33,786	40,703	46,665
Australia	24,365	32,065	38,208
United States	30,863	34,156	32,323
Europe	1,051	4,996	14,192
	90,065	111,920	131,388

The revenues resulting from the Naked business combination in the prior year are included in the United States segment shown above.

(c)	Segment performance

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
For the year ended 31 January 2020
Revenue from external customers	28,302	14,274	3,482	7,066	3,955	1,051	31,935	-	90,065
	28,302	14,274	3,482	7,066	3,955	1,051	31,935	-	90,065
Cost of sales	(12,997)	(6,585)	(3,455)	(4,837)	(2,265)	(785)	(20,916)	(4,407)	(56,247)
Gross margin	15,305	7,689	27	2,229	1,689	266	11,020	(4,407)	33,818
Other segment expenses*	(10,491)	(8,293)	(473)	(2,149)	(523)	33	(13,659)	-	(35,555)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(1,234)	(1,234)
Corporate expenses	-	-	-	-	-	-	-	(12,772)	(12,772)
Other foreign exchange loss	-	-	-	-	-	-	-	(424)	(424)
EBITDA	4,814	(604)	(446)	80	1,166	299	(2,639)	(18,837)	(16,167)
Brand transition, restructure and transaction expenses**	-	-	-	-	-	-	-	(13,687)	(13,687)
Finance expense	-	-	-	-	-	-	-	(5,213)	(5,213)
Interest income	-	-	-	-	-	-	-	12	12
Impairment expense	-	-	-	-	-	-	-	(8,904)	(8,904)
Depreciation and amortisation	-	-	-	-	-	-	-	(10,603)	(10,603)
Fair value gain on foreign exchange contracts	-	-	-	-	-	-	-	729	729
Unrealised foreign exchange gain	-	-	-	-	-	-	-	310	310
Fair value gain/(loss) on Convertible Notes derivative	-	-	-	-	-	-	-	-	-
Income/(loss) before income tax expense	4,814	(604)	(446)	80	1,166	299	(2,639)	(56,193)	(53,523)
Income tax expense	-	-	-	-	-	-	-	(782)	(782)
Income/(loss) after income tax expense	4,814	(604)	(446)	80	1,166	299	(2,639)	(56,975)	(54,305)

* Other segment expenses relate to brand management expenses and some corporate expenses.

** Brand transition, restructure and transaction expenses are shown net of proceeds from the sale of Naked brand and trademarks.

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
For the year ended 31 January 2019
Revenue from external customers	31,801	18,547	7,154	11,491	5,798	4,996	32,133	-	111,920
	31,801	18,547	7,154	11,491	5,798	4,996	32,133	-	111,920
Cost of sales	(15,424)	(9,192)	(6,372)	(8,498)	(5,222)	(4,490)	(21,248)	(4,034)	(74,480)
Gross margin	16,377	9,355	782	2,993	576	506	10,885	(4,034)	37,440
Other segment expenses*	(13,537)	(11,003)	(912)	(4,495)	(2,724)	(1,536)	(11,247)	-	(45,454)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(1,050)	(1,050)
Corporate expenses	-	-	-	-	-	-	-	(17,947)	(17,947)
Other foreign exchange gain	-	-	-	-	-	-	-	1,409	1,409
EBITDA	2,840	(1,648)	(130)	(1,502)	(2,148)	(1,030)	(362)	(21,622)	(25,602)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(10,075)	(10,075)
Finance expense	-	-	-	-	-	-	-	(4,041)	(4,041)
Impairment expense	-	-	-	-	-	-	-	(8,173)	(8,173)
Depreciation and amortisation	-	-	-	-	-	-	-	(2,382)	(2,382)
Fair value loss on foreign exchange contracts	-	-	-	-	-	-	-	(1,704)	(1,704)
Unrealised foreign exchange gain	-	-	-	-	-	-	-	2,258	2,258
Fair value loss on Convertible Notes derivative	-	-	-	-	-	-	-	(775)	(775)
Income/(loss) before income tax expense	2,840	(1,648)	(130)	(1,502)	(2,148)	(1,030)	(362)	(46,514)	(50,494)
Income tax benefit	-	-	-	-	-	-	-	1,274	1,274
Income/(loss) after income tax expense	2,840	(1,648)	(130)	(1,502)	(2,148)	(1,030)	(362)	(45,240)	(49,220)

* Other segment expenses relate to brand management expenses and some corporate expenses.

For the year ended 31 January 2018	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
Revenue from external customers	34,269	18,236	10,453	15,512	6,390	14,192	32,234	-	131,286
Service income	-	-	-	-	-	-	-	102	102
	34,269	18,236	10,453	15,512	6,390	14,192	32,234	102	131,388
Cost of sales	(16,488)	(9,457)	(8,213)	(12,545)	(6,438)	(10,221)	(20,974)	(3,123)	(87,459)
Gross margin	17,781	8,779	2,240	2,967	(48)	3,971	11,260	(3,021)	43,929
Other segment expenses*	(13,451)	(11,329)	(1,068)	(3,781)	(3,301)	(2,904)	(11,520)	-	(47,354)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(1,101)	(1,101)
Corporate expenses	-	-	-	-	-	-	-	(19,150)	(19,150)
Other foreign exchange loss	-	-	-	-	-	-	-	(377)	(377)
EBITDA	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(23,649)	(24,053)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(3,272)	(3,272)
Finance expense	-	-	-	-	-	-	-	(8,791)	(8,791)
Impairment expense	-	-	-	-	-	-	-	(1,914)	(1,914)
Depreciation and amortisation expense	-	-	-	-	-	-	-	(3,030)	(3,030)
Fair value loss on foreign exchange contracts	-	-	-	-	-	-	-	(502)	(502)
Unrealised foreign exchange gain	-	-	-	-	-	-	-	1,636	1,636
Fair value gain on Convertible Note derivative	-	-	-	-	-	-	-	2,393	2,393
Income/(loss) before income tax expense	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(37,129)	(37,533)
Income tax expense	-	-	-	-	-	-	-	(60)	(60)
Income/(loss) after income tax expense	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(37,189)	(37,593)

* Other segment expenses relate to brand management expenses and some corporate expenses.